UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 615 East Michigan Street
Milwaukee, WI 53202

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

Registrant's telephone number, including area code: (626) 914-7385

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

Soundwatch Core Hedged Equity Fund

The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Soundwatch Enhanced Income Fund

The Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Advised Portfolios

By:          /s/ Christopher E. Kashmerick_________
Christopher E. Kashmerick
Principal Executive Officer

Date:      August 28, 2017